COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum future payments under operating leases for the entity's continuing operations
We have entered into operating leases for property and equipment.  The minimum future payments under various operating leases for our continuing operations in each of the years ended December 31 is as follows:

2017	$4,209
2018	4,030
2019	3,676
2020	3,474
2021	3,388
Subsequent years	4,591
$23,368

Schedule of the changes in the liability for product warranties

	2016	2015
Balance, beginning of year	$7,362	$5,951
Provisions	4,214	4,180
Expenditures	(3,939)	(2,769)
Balance, end of year	$7,637	$7,362